Provisions - Provision classification (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Classification by maturity [Abstract]
Current provisions	$ 53,900	$ 107,491
Sociedads Minera Cerro Verde S.A.A.
Provisions
Total	254,438	275,593
Current provisions [abstract]
Other current provisions	7,011	2,773
Non-current provisions [abstract]
Other non-current provisions	247,427	272,820
Classification by maturity [Abstract]
Current portion	7,011	2,773
Non-current portion	247,427	272,820
Total	254,438	275,593
Sociedads Minera Cerro Verde S.A.A. | Provision for social commitments [Member]
Current provisions [abstract]
Other current provisions	4,600	400
Non-current provisions [abstract]
Other non-current provisions	5,783	9,983
Classification by maturity [Abstract]
Current portion	4,600	400
Non-current portion	5,783	9,983
Sociedads Minera Cerro Verde S.A.A. | Provision for remediation and mine closure [Member]
Current provisions [abstract]
Other current provisions	0	234
Non-current provisions [abstract]
Other non-current provisions	234,126	259,610
Classification by maturity [Abstract]
Current portion	0	234
Non-current portion	234,126	259,610
Sociedads Minera Cerro Verde S.A.A. | Tax contingencies [Member]
Non-current provisions [abstract]
Other non-current provisions	3,427
Classification by maturity [Abstract]
Non-current portion	3,427
Sociedads Minera Cerro Verde S.A.A. | Provision for uncertainty over income tax treatments [Member]
Non-current provisions [abstract]
Other non-current provisions	2,964	2,140
Classification by maturity [Abstract]
Non-current portion	2,964	2,140
Sociedads Minera Cerro Verde S.A.A. | Provision for legal contingencies [member]
Current provisions [abstract]
Other current provisions	2,411	2,139
Non-current provisions [abstract]
Other non-current provisions	1,127	1,087
Classification by maturity [Abstract]
Current portion	2,411	2,139
Non-current portion	$ 1,127	$ 1,087